Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of fiscal year	$ 2,101	$ 14,011	$ 13,585
Gross increases - tax positions in prior period	17	372	426
Gross decreases - tax positions in prior period	0	(12,282)	0
Balance at end of fiscal year	$ 2,118	$ 2,101	$ 14,011